Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document And Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37595
Entity Registrant Name	Santander UK Group Holdings plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	2 Triton Square
Entity Address, Address Line Two	Regent’s Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW1 3AN
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	7,060,000,000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001649373
Business Contact
Document And Entity Information [Line Items]
Entity Address, Address Line One	2 Triton Square
Entity Address, Address Line Two	Regent’s Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW1 3AN
Entity Address, Country	GB
Contact Personnel Name	Julian Curtis
City Area Code	+44
Local Phone Number	800 085 1491
Contact Personnel Email Address	julian.curtis@santander.co.uk
3.571% Notes due 2023
Document And Entity Information [Line Items]
Title of 12(b) Security	3.571% Notes due 2023
Trading Symbol	SAN/23
Security Exchange Name	NYSE
3.373% Fixed Rate/Floating Rate Notes due 2024
Document And Entity Information [Line Items]
Title of 12(b) Security	3.373% Fixed Rate/Floating Rate Notes due 2024
Trading Symbol	SAN/24A
Security Exchange Name	NYSE
4.796% Fixed Rate/Floating Rate Notes due 2024
Document And Entity Information [Line Items]
Title of 12(b) Security	4.796% Fixed Rate/Floating Rate Notes due 2024
Trading Symbol	SAN/24B
Security Exchange Name	NYSE
1.089% Fixed Rate/Floating Rate Notes due 2025
Document And Entity Information [Line Items]
Title of 12(b) Security	1.089% Fixed Rate/Floating Rate Notes due 2025
Trading Symbol	SAN/25C
Security Exchange Name	NYSE
1.532% Fixed Rate Resetting Notes due 2026
Document And Entity Information [Line Items]
Title of 12(b) Security	1.532% Fixed Rate Resetting Notes due 2026
Trading Symbol	SAN/26
Security Exchange Name	NYSE
1.673% Fixed Rate/Floating Rate Notes due 2027
Document And Entity Information [Line Items]
Title of 12(b) Security	1.673% Fixed Rate/Floating Rate Notes due 2027
Trading Symbol	SAN/27A
Security Exchange Name	NYSE
3.823% Fixed Rate/Floating Rate Notes due 2028
Document And Entity Information [Line Items]
Title of 12(b) Security	3.823% Fixed Rate/Floating Rate Notes due 2028
Trading Symbol	SAN/28
Security Exchange Name	NYSE
2.896% Fixed Rate/Floating Rate Notes due 2032
Document And Entity Information [Line Items]
Title of 12(b) Security	2.896% Fixed Rate/Floating Rate Notes due 2032
Trading Symbol	SAN/32
Security Exchange Name	NYSE